CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Share capital [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]		Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014		$ 13		$ 20,400	$ (29)	$ (8)		$ (14,744)	$ 5,632
Balance, shares at Dec. 31, 2014	[1]	1,557,584
Issuance of shares related to Vexigo acquisition		$ 8		4,507					4,515
Issuance of shares related to Vexigo acquisition, shares	[1]	1,038,363
Stock-based compensation related to options issued to employees				170					170
May equity investment				500					500
May equity investment, shares	[1]	75,757
Contribution from shareholders with regards to payment deferral agreement with former shareholders of Vexigo				20					20
Exercise of stock options			[2]	51					51
Exercise of stock options, shares	[1]	9,452
Other comprehensive income (loss):
Unrealized gains of available-for-sale marketable securities, net							[2]			[2]
Net loss								(4,739)	(4,739)
Balance at Dec. 31, 2015		$ 21		25,648	(29)	(8)		(19,483)	6,149
Balance, shares at Dec. 31, 2015	[1]	2,681,156
Stock-based compensation related to options issued to employees			[2]	223					223
Issuance of shares		$ 2		698					700
Issuance of shares, shares	[1]	216,158
Other comprehensive income (loss):
Unrealized gains of available-for-sale marketable securities, net						4			4
Foreign currency translation adjustments						5			5
Net loss								(5,221)	(5,221)
Balance at Dec. 31, 2016		$ 23		26,569	(29)	1		(24,704)	$ 1,860
Balance, shares at Dec. 31, 2016		2,897,314	[1]						2,897,314
Stock-based compensation related to options issued to employees				1					$ 1
Issuance of shares		$ 2	[2]	398					400
Issuance of shares, shares	[1]	200,803
Shareholders debt conversion into warrants					1,220				1,220
Exercise of stock options			[2]
Exercise of stock options, shares	[1]	20,767
Other comprehensive income (loss):
Unrealized gains of available-for-sale marketable securities, net						(1)			(1)
Net loss								(1,768)	(1,768)
Balance at Dec. 31, 2017		$ 25		$ 28,188	$ (29)			$ (26,472)	$ 1,712
Balance, shares at Dec. 31, 2017		3,118,884	[1]						3,118,884

[1]	Historical stock information was adjusted to retroactively reflect the one for three Ordinary share reverse split implemented in September 2017.
[2]	Represents an amount less than $1.